Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2015
Accrued expenses
Schedule of accrued expenses

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Interest	47,250	85,034
Professional service fees	19,885	40,468
Testing fee	17,983	38,785
Logistic charges	23,738	34,638
Tax	16,159	20,919
Commission fee	5,475	17,309
Rental fee	600	6,507
Utilities	2,109	1,281
Others	14,095	22,231

Total accrued expenses	147,294	267,172